SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Condensed Balance Sheets
The definite-lived intangible assets had the following carrying values at December 31, 2016 and 2015.

2016
	Gross		Net
	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount
(Dollars in thousands)

Core deposit intangibles	$4,000	$(2,268)	$1,732

2015
	Gross		Net
	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount
(Dollars in thousands)

Core deposit intangibles	$4,000	$(1,885)	$2,115

Amortization Expense of Purchase Accounting Intangible Assets
The related amortization expense of business combination related intangible assets is as follows:

(Dollars in thousands)
Amount
Aggregate amortization expense for the year ended
December 31:

2014	$387
2015	399
2016	383

Estimated amortization expense for the year ending
December 31:

2017	331
2018	331
2019	331
2020	331
2021	261
Thereafter	147
$1,732

Reconciliation of Numerators and Denominators of Basic and Diluted Computations Applicable to Common Stockholders
The following tables disclose the reconciliation of the numerators and denominators of the basic and diluted computations applicable to common stockholders:

For the Year Ended December 31, 2016
	Net
	Income	Shares	Per Share
	(Numerator)	(Denominator)	Amount

Basic per common share	$9,666,382	5,435,088	$1.78

Convertible Preferred Dividend	133,627

Effect of dilutive shares:

Convertible Preferred, Series E		742,371
Restricted Stock		81,874
	$9,800,009	6,259,333	$1.57

For the Year Ended December 31, 2015
	Net
	Income	Shares	Per Share
	(Numerator)	(Denominator)	Amount

Basic per common Share	$8,456,242	5,371,111	$1.57

Effect of dilutive shares:
Restricted Stock		70,939
	$8,456,242	5,442,050	$1.55

For the Year Ended December 31, 2014
	Net
	Income	Shares	Per Share
	(Numerator)	(Denominator)	Amount

Basic per common Share	$6,250,743	5,227,768	$1.20

Effect of dilutive shares:
Restricted Stock		42,901
	$6,250,743	5,270,669	$1.19